Consolidation of RiverFront Investment Partners I, LLC. (Details Narrative) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 ft²	Mar. 30, 2012 ft² a
Gain on remeasurement of investment of real estate partnership		$ 0	$ 60,196
Noncontrolling Interest
Gain on remeasurement of investment of real estate partnership			$ 20,469
MRP
Capital contribution	$ 5,553
Riverfront Holdings I, LLC
Square feet | ft²					300,000
Retail square feet | ft²					18,000
Area of land to develop | a					2.0
Land acreage | a					5.82
Value of land contributed	13,500
Book value of land contribution	6,165
Cash contributed	$ 4,866
Joint venture percentage stake	77.14%
RiverFront on the Anacostia
Square feet | ft²				300,000
Joint venture percentage stake				66.00%
Stabilization percent leased and occupied				90.00%